Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Sep. 30, 2016		Sep. 30, 2015
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, authorized	360,000,000	360,000,000		360,000,000
Common stock, shares issued	213,746,647	210,821,647		166,273,921
Common stock, shares outstanding	213,746,647	210,821,647	[1]	166,273,921	[1]

[1]	All shares outstanding for all periods have been retroactively restated to reflect Company's 1 to 3.141 forward stock split, which was effective on April 8, 2016.